Earnings per share (Details)	12 Months Ended
	Mar. 31, 2018 ₨ / shares shares	Mar. 31, 2018 $ / shares shares		Mar. 31, 2017 ₨ / shares shares	Mar. 31, 2016 ₨ / shares shares
Basic earnings per share [abstract]
Issued equity shares as at April 1	165,741,713	165,741,713		170,607,653	170,381,174
Effect of shares issued on exercise of stock options	103,695	103,695		126,277	166,469
Effect of buyback of equity shares	0	0		(4,084,987)	0
Weighted average number of equity shares at March 31	165,845,408	165,845,408		166,648,943	170,547,643
Earnings per share - Basic | (per share)	₨ 59.13	$ 0.91	[1]	₨ 72.24	₨ 117.34

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))